2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Investment	$ 21,853
Fair Value, Inputs, Level 1
Investment	$ 21,853
Fair Value, Inputs, Level 2
Investment
Fair Value, Inputs, Level 3
Investment